Financial Assets and Liabilities that are Recorded at Fair Value and Classified Based on the Lowest Level of Input (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Assets	$ 106,509	$ 77,856
Liabilities	116,726	226,849
Interest Rate Swap
Assets	752	2,406
Liabilities	1,144	1,226
Commodity Contract [Member]
Liabilities	233	435
Cross Currency Interest Rate Swaps
Assets	2,683	530
Liabilities		59,128
Foreign Exchange Forward [Member]
Assets	45,376	4,900
Liabilities	9,211	13,548
Long-term Debt
Liabilities	106,023	152,370
Corporate Bond Securities
Assets	57,698	70,019
Dio Equity Option Contracts [Member]
Liabilities	115	142
Fair Value, Inputs, Level 1
Assets	0	0
Fair Value, Inputs, Level 2
Assets	48,811	7,837
Liabilities	116,611	226,707
Fair Value, Inputs, Level 2 | Interest Rate Swap
Assets	752	2,406
Liabilities	1,144	1,226
Fair Value, Inputs, Level 2 | Commodity Contract [Member]
Liabilities	233	435
Fair Value, Inputs, Level 2 | Cross Currency Interest Rate Swaps
Assets	2,683	530
Liabilities		59,128
Fair Value, Inputs, Level 2 | Foreign Exchange Forward [Member]
Assets	45,376	4,900
Liabilities	9,211	13,548
Fair Value, Inputs, Level 2 | Long-term Debt
Liabilities	106,023	152,370
Fair Value, Inputs, Level 3
Assets	57,698	70,019
Liabilities	115	142
Fair Value, Inputs, Level 3 | Corporate Bond Securities
Assets	57,698	70,019
Fair Value, Inputs, Level 3 | Dio Equity Option Contracts [Member]
Liabilities	$ 115	$ 142